Segments (Details)	6 Months Ended
Jun. 30, 2026
Segments [Abstract]
Description of CODM	The CDMO is being operated from two facilities, located in Jerusalem and Yavne, Israel, which have complementary technical and operational capabilities, the company manages and assess performance of both facilities on an integrated basis and utilize common management and operational resources. The Company also continues to conduct proprietary research and development activities which are presented as others.